UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
COMMUNICATION SERVICES - 2.2%
Entertainment - 1.3%
Lions Gate Entertainment Corp., Class A Shares	1,014,693	$18,639,910
Lions Gate Entertainment Corp., Class B Shares	1,459,796	25,590,224

Total Entertainment		44,230,134

Interactive Media & Services - 0.3%
Cargurus Inc.	258,730	11,065,882	*

Media - 0.6%
comScore Inc.	1,058,090	20,833,792	*
Turn Inc. (Escrow)	878,957	305,468	*(a)(b)(c)

Total Media		21,139,260

TOTAL COMMUNICATION SERVICES		76,435,276

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 2.4%
Fox Factory Holding Corp.	1,389,535	82,441,112	*

Distributors - 1.3%
Core-Mark Holding Co. Inc.	1,554,246	43,332,378

Diversified Consumer Services - 2.3%
Chegg Inc.	2,228,378	78,483,473	*

Internet & Direct Marketing Retail - 2.5%
GrubHub Inc.	612,004	49,205,121	*
Shutterstock Inc.	953,472	38,148,415

Total Internet & Direct Marketing Retail		87,353,536

Specialty Retail - 4.1%
Hudson Ltd., Class A Shares	2,232,738	28,757,665	*
Monro Inc.	1,003,866	71,937,038
National Vision Holdings Inc.	1,294,151	41,102,236	*

Total Specialty Retail		141,796,939

TOTAL CONSUMER DISCRETIONARY		433,407,438

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 3.6%
BJ’s Wholesale Club Holdings Inc.	2,246,757	59,112,177	*
Casey’s General Stores Inc.	505,678	65,070,645

Total Food & Staples Retailing		124,182,822

Food Products - 0.7%
Calavo Growers Inc.	245,749	19,994,138
SunOpta Inc.	1,139,861	4,741,822	*

Total Food Products		24,735,960

TOTAL CONSUMER STAPLES		148,918,782

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 1.1%
Energy Equipment & Services - 1.1%
Cactus Inc., Class A Shares	285,002	$9,353,766	*
Newpark Resources Inc.	3,508,336	29,154,272	*

TOTAL ENERGY		38,508,038

FINANCIALS - 5.1%
Banks - 2.5%
SVB Financial Group	126,148	29,440,420	*
Western Alliance Bancorp	1,302,514	57,675,320	*

Total Banks		87,115,740

Capital Markets - 0.7%
WisdomTree Investments Inc.	3,669,353	24,584,665

Insurance - 1.9%
American Equity Investment Life Holding Co.	1,361,977	42,657,120
Trupanion Inc.	778,396	20,666,414	*

Total Insurance		63,323,534

TOTAL FINANCIALS		175,023,939

HEALTH CARE - 21.5%
Biotechnology - 1.7%
Acorda Therapeutics Inc.	690,875	11,489,251	*
Genomic Health Inc.	247,166	18,737,655	*
Heron Therapeutics Inc.	1,017,271	27,364,590	*

Total Biotechnology		57,591,496

Health Care Equipment & Supplies - 6.0%
Insulet Corp.	1,039,115	84,365,747	*
Integra LifeSciences Holdings Corp.	1,261,871	59,762,210	*
Penumbra Inc.	435,643	63,390,413	*

Total Health Care Equipment & Supplies		207,518,370

Health Care Providers & Services - 0.9%
Surgery Partners Inc.	2,309,079	30,202,753	*

Health Care Technology - 5.5%
athenahealth Inc.	342,570	46,157,882	*
Medidata Solutions Inc.	1,313,924	93,236,047	*
Vocera Communications Inc.	1,235,260	50,423,313	*

Total Health Care Technology		189,817,242

Life Sciences Tools & Services - 6.2%
Cambrex Corp.	765,094	33,396,353	*
ICON PLC	750,383	104,963,574	*
Syneos Health Inc.	1,474,631	75,265,167	*

Total Life Sciences Tools & Services		213,625,094

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.2%
Pacira Pharmaceuticals Inc.	1,011,719	$41,156,729	*

TOTAL HEALTH CARE		739,911,684

INDUSTRIALS - 17.6%
Air Freight & Logistics - 2.0%
Forward Air Corp.	446,190	26,115,501
XPO Logistics Inc.	723,031	43,945,824	*

Total Air Freight & Logistics		70,061,325

Building Products - 4.6%
Masonite International Corp.	739,600	42,305,120	*
Trex Co. Inc.	1,649,852	115,093,675	*

Total Building Products		157,398,795

Commercial Services & Supplies - 4.6%
Copart Inc.	1,950,502	98,753,916	*
US Ecology Inc.	912,581	58,104,032

Total Commercial Services & Supplies		156,857,948

Electrical Equipment - 0.3%
Bloom Energy Corp., Class A Shares	1,227,989	11,604,496	*

Machinery - 4.1%
Albany International Corp., Class A Shares	306,603	21,051,362
IDEX Corp.	564,256	77,788,332
Tennant Co.	731,783	42,977,616

Total Machinery		141,817,310

Trading Companies & Distributors - 2.0%
H&E Equipment Services Inc.	1,768,000	47,329,360
MRC Global Inc.	1,437,240	22,449,689	*

Total Trading Companies & Distributors		69,779,049

TOTAL INDUSTRIALS		607,518,923

INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 1.3%
Casa Systems Inc.	1,318,623	15,348,772	*
Viavi Solutions Inc.	2,747,693	30,554,346	*

Total Communications Equipment		45,903,118

Electronic Equipment, Instruments & Components - 2.0%
MTS Systems Corp.	398,871	19,967,482
nLight Inc.	925,836	18,100,094	*
OSI Systems Inc.	337,923	30,308,314	*

Total Electronic Equipment, Instruments & Components		68,375,890

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
IT Services - 2.9%
Cardtronics PLC, Class A Shares	836,467	$22,643,162	*
Wix.com Ltd.	691,333	75,597,263	*

Total IT Services		98,240,425

Semiconductors & Semiconductor Equipment - 3.8%
Inphi Corp.	1,131,396	44,622,258	*
Integrated Device Technology Inc.	473,568	23,133,797	*
Monolithic Power Systems Inc.	510,938	64,664,314

Total Semiconductors & Semiconductor Equipment		132,420,369

Software - 19.8%
Aspen Technology Inc.	715,344	69,123,691	*
Cornerstone OnDemand Inc.	1,453,803	83,361,064	*
DocuSign Inc.	717,385	35,474,688	*
Envestnet Inc.	798,933	43,342,115	*
ForeScout Technologies Inc.	594,919	18,145,029	*
Fortinet Inc.	1,027,544	78,679,044	*
HubSpot Inc.	450,348	71,294,592	*
MINDBODY Inc., Class A Shares	1,613,963	58,845,091	*
New Relic Inc.	519,532	52,810,428	*
Pluralsight Inc., Class A Shares	342,762	10,276,005	*
Qualys Inc.	861,670	74,560,305	*
SendGrid Inc.	289,840	15,674,547	*
Smartsheet Inc., Class A Shares	370,700	11,632,566	*
Varonis Systems Inc.	459,734	27,161,085	*
Yext Inc.	2,004,349	31,247,801	*

Total Software		681,628,051

TOTAL INFORMATION TECHNOLOGY		1,026,567,853

MATERIALS - 1.2%
Chemicals - 1.2%
Balchem Corp.	492,025	40,847,915

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.	523,298	9,361,801	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,958,813,485)		3,296,501,649

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $150,281,600)	2.234%	150,281,600	$150,281,600

TOTAL INVESTMENTS - 100.1% (Cost - $2,109,095,085)			3,446,783,249
Liabilities in Excess of Other Assets - (0.1)%			(2,077,324)

TOTAL NET ASSETS - 100.0%			$3,444,705,925

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$76,129,808	—	$305,468	$76,435,276
Other Common Stocks	3,220,066,373	—	—	3,220,066,373

Total Long-Term Investments	3,296,196,181	—	305,468	3,296,501,649

Short-Term Investments	150,281,600	—	—	150,281,600

Total Investments	$3,446,477,781	—	$305,468	$3,446,783,249

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2019	Value Per Share	Percent of Net Assets
Turn Inc. (Escrow), Common Stock	878,957	12/13	$1,292,367	$305,468	$0.35	0.01%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2019